Taxation (Tables)	12 Months Ended
Dec. 31, 2023
Taxation
Summary of tax expense

	2021 £m	2022 £m	2023 £m
Current tax
Current year	(453)	(564)	(652)
Prior years	31	30	77
Total current tax charge	(422)	(534)	(575)
Deferred tax	96	53	68
Tax expense	(326)	(481)	(507)

Summary of weighted average of tax rates applicable to accounting profits and losses

	2021		2022		2023
	£m	%	£m	%	£m	%
Profit before tax	1,797		2,113		2,295
Tax at average applicable rates	(418)	23.3%	(498)	23.6%	(571)	24.9%
Tax effect of share of results of joint ventures and associates	6	(0.3)%	3	(0.1)%	8	(0.3)%
Income not taxable and expenses not deductible	24	(1.4)%	21	(1.0)%	20	(0.9)%
Non-deductible costs of share based remuneration	(2)	0.1%	(1)	0.0%	(1)	0.0%
Non-deductible disposal-related gains and losses	1	(0.1)%	(2)	0.1%	(22)	1.0%
Deferred tax assets of the period not recognised	(8)	0.4%	(17)	0.8%	(3)	0.1%
Change in recognition and measurement of deferred tax	25	(1.4)%	5	(0.2)%	4	(0.2)%
Movements in provisions and prior year items	46	(2.5)%	8	(0.4)%	58	(2.5)%
Tax expense	(326)	18.1%	(481)	22.8%	(507)	22.1%

Summary of tax recognised in other comprehensive income or directly in equity

	2021 £m	2022 £m	2023 £m
Tax on items that will not be reclassified to profit or loss
Tax on actuarial movements on defined benefit pension schemes	(48)	(43)	19

Tax on items that may be reclassified to profit or loss
Tax on fair value movements on cash flow hedges	(1)	8	(12)

Net tax (charge)/credit recognised in other comprehensive income	(49)	(35)	7
Tax credit on share based remuneration recognised directly in equity	12	-	24

Summary of current tax assets and liabilities

	2022 £m	2023 £m
Current tax assets	15	6
Current tax liabilities	(249)	(163)
Total	(234)	(157)

Summary of deferred tax assets and liabilities

	2022 £m	2023 £m
Deferred tax assets	146	128
Deferred tax liabilities	(590)	(473)
Total	(444)	(345)

Summary of movements in deferred tax liabilities and assets

	Deferred tax liabilities		Deferred tax assets
	Acquired intangible assets £m	Other temporary differences £m	Acquired intangible assets £m	Tax losses carried forward £m	Pension balances £m	Other temporary differences £m	Total £m
Deferred tax (liability)/asset at 1 January 2022	(694)	(196)	157	107	68	177	(381)
Credit/(charge) to profit	62	20	(30)	(17)	(10)	28	53
(Charge)/credit to equity/other comprehensive income	-	(32)	-	-	(10)	3	(39)
Acquisitions	(32)	-	-	19	-	-	(13)
Exchange translation differences	(71)	(23)	5	9	1	15	(64)
Deferred tax (liability)/asset at 1 January 2023	(735)	(231)	132	118	49	223	(444)
Credit/(charge) to profit	63	40	(31)	(26)	(1)	23	68
(Charge)/credit to equity/other comprehensive income	-	(2)	-	-	(1)	11	8
Acquisitions	(16)	1	-	9	-	-	(6)
Disposals and other	3	-	-	-	-	-	3
Exchange translation differences	33	10	(2)	(5)	–	(10)	26
Deferred tax (liability)/asset at 31 December 2023	(652)	(182)	99	96	47	247	(345)

Schedule of tax losses for which no deferred tax is recognised

	2022		2023
	£m Gross amount	£m Tax effected	£m Gross amount	£m Tax effected
Trading losses and temporary differences expiring
Within 10 years	123	35	93	26
More than 10 years	1	-	14	4
Available indefinitely	208	58	246	66
Total	332	93	353	96
State and local tax losses expiring
Within 10 years	19	1	21	1
More than 10 years	89	6	63	4
Available indefinitely	-	-	-	-
Total	108	7	84	5
Capital losses expiring
Within 10 years	-	-	-	-
More than 10 years	-	-	-	-
Available indefinitely	22	5	27	7
Total	22	5	27	7